THE NEVIS FUND, INC.

                                            SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                                     NOVEMBER 30, 1998

LETTER TO SHAREHOLDERS                                      THE NEVIS FUND, INC.


DEAR FELLOW SHAREHOLDER:

At December 31, 1998 The Nevis Fund NAV stood at $9.99 per share-one penny below its initial issue price of $10.00 per share on July 1, 1998. Although we would always like to see it higher, we are pleased with this result as the Russell 2000 Index (the most widely used benchmark for small-medium company performance) fell 7.8% during this 6 month period.

The fourth quarter of 1998 began with a treacherous week that sent world markets to yearly lows. Concerned about a global economic slowdown, the Federal Reserve acted quickly, cutting rates by 3/4 percent in just one and a half months. In response, the U.S. equity market showed tremendous resiliency, shrugging off a third quarter that had been the second worst in 30 years to deliver a fourth quarter that was the best in 20 years. For the three months ending December 31, 1998, the S&P 500 gained 21.3%, once again bettering the Russell 2000's return of 16.1%.

The recent theme of bigger is better continued for the past year. An analysis of the Russell 3000 Index, which includes both the S&P 500 and the Russell 2000, shows that 1998 stock performance correlated directly with capitalization tiers:

   U.S. STOCKS GROUPED BY CAPITALIZATION SIZE             1998 TOTAL RETURN

   50 Largest Stocks by Capitalization                            39.1%
   Stocks ranked 51-200 by Capitalization                         26.0%
   Stocks ranked 201-500 by Capitalization                        14.2%
   Stocks ranked 501-1000 by Capitalization                        3.3%
   Stocks ranked 1001-3000 by Capitalization                      -2.5%
   (the Russell 2000 Index)
   Source: Russell Index data

Looking at the above numbers, one might rush to conclude that the most sensible investment strategy would be to buy only the 50 largest stocks and then prepare to count one's gains. An analysis of data over a longer period of time, however, suggests a different approach. According to a study by Ibbotson Associates, Inc., over the long-term, from 1926-1997, small cap stocks experienced a compound annual growth rate (CAGR) of 12.7% compared to 11.0% for large cap stocks. In the most recent decade, from 1988-1997, the margin of out-performance has gone to large cap stocks with a CAGR of 18.0% versus 16.5% for small cap stocks. It is important to understand that the strong performance of bigger stocks is a relatively recent phenomenon. Since 1940, Ibbotson Associates, Inc. shows the decade rates of return as follows:


                                         1940S       1950S         1960S        1970S         1980S         1990S**

                  Small Company          20.7%        16.9%        15.5%         11.5%        15.8%          16.5%
                  Large Company           9.2%        19.4%         7.8%          5.9%        17.5%          16.6%
                  ** Based on the period 1990-1996

LETTER TO SHAREHOLDERS (CONTINUED)                          THE NEVIS FUND, INC.

Clearly, small company stocks have moved in cycles in the past and it is logical to assume that they will again in the future. It is interesting to note that from October 8, 1998 (when most world market indices recorded their yearly lows) through December 31, 1998 the Russell 2000 Index gained 36%, outpacing the S&P 500's increase of 28% over the same period.

Perhaps that week of selling capitulation in October marked a turning point from which we will see smaller companies begin to outperform their larger brethren. What we do know is that small stocks are currently selling at lower relative valuations compared to large stocks than at any time in the last 40 years. The companies in your portfolio are growing their earnings at a rate slightly in excess of 35%. By comparison, the earnings for larger companies measured by the S&P 500 have slowed down materially. After several years of profit growth measured in double digits-almost five times their post-war average, the companies that comprise the S&P 500 will likely show earnings growth in the low single digits for 1998. Currently, Wall Street consensus estimates anticipate that the S&P 500 earnings will grow only about 7% for the next several years. With a P/E over 26, this Index is currently selling at almost 4x its growth rate. In contrast, the companies in your portfolio are selling for a P/E that is less than one half their growth rate.

As we enter 1999, we feel that uncontainable excitement that children feel on Christmas Eve. We have a pretty good idea of what's under the tree but can't wait to have our hunches confirmed.

Sincerely,



/S/Signature                                                  /S/Signature

David R. Wilmerding, III                                      Jon C. Baker

STATEMENT OF NET ASSETS                                     THE NEVIS FUND, INC.
November 30, 1998                                                    (unaudited)

                                                                                                                            Market
                                                                                                Shares                       Value
                                                                                        --------------                 ------------
COMMON STOCKS (74.3%)


BROADCASTING, NEWSPAPERS, & ADVERTISING (6.2%)
        Clear Channel Communications*                                                            1,500                $     70,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            70,125
----------------------------------------------------------------------------------------------------------------------------------
DEFENSE EQUIPMENT (4.8%)
        Armor Holdings*                                                                          5,100                      54,188
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            54,188
----------------------------------------------------------------------------------------------------------------------------------
ENERGY & POWER (3.1%)
        Calenergy*                                                                               1,100                      34,444
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            34,444
----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES (26.6%)
        Access Health Marketing*                                                                 1,100                      39,462
        Hyperion Solutions*                                                                      2,100                      67,987
        Integrated Systems*                                                                      7,500                      75,469
        Rational Software*                                                                       3,700                      83,944
        Sterling Commerce*                                                                         900                      32,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           299,487
----------------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES (10.0%)
        Caliber Learning Network*                                                                9,400                      44,650
        Sylvan Learning Systems*                                                                 2,350                      68,297
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           112,947
----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE (6.7%)
        Building One Services*                                                                   4,400                      74,800
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            74,800
----------------------------------------------------------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS (4.7%)
        Vicor*                                                                                   5,950                      52,806
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            52,806
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY MACHINERY (1.6%)
        Recovery Engineering*                                                                    2,550                      17,531
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            17,531
----------------------------------------------------------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION (10.6%)
        American Tower Systems*                                                                  5,150                     119,094
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           119,094
----------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
        (Cost $878,013)                                                                                                    835,422
----------------------------------------------------------------------------------------------------------------------------------
 *NON-INCOME PRODUCING SECURITY




The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                     THE NEVIS FUND, INC.
November 30, 1998 (concluded)                                        (unaudited)

                                                                                                                            Market
                                                                                                                            Value
                                                                                                                          --------
TOTAL INVESTMENTS (74.3%)
         (Cost $878,013)                                                                                               $   835,422
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (25.7%)
        Cash                                                                                                               315,530
        Investment Securities Sold                                                                                          10,937
        Investment Securities Purchased                                                                                    (21,245)
        Accrued Expenses and other Accounts Payable                                                                        (16,709)
------------------------------------------------------------------------------------------------------------------------------------
        Other Assets and Liabilities, Net                                                                                  288,513
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
        Portfolio Shares ($.01 par value -- 100,000,000
           shares authorized) based on 131,390 outstanding shares                                                        1,186,157
        Distribution in excess of net investment income                                                                     (3,867)
        Accumulated net realized loss on investments                                                                       (15,764)
        Net unrealized depreciation on investments                                                                         (42,591)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS (100.0%)                                                                                               $1,123,935
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                                                $     8.55
====================================================================================================================================

     The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                                     THE NEVIS FUND, INC.
For the Period Ended November 30, 1998                               (unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     6/29/98*
                                                                                                                        to
                                                                                                                     11/30/98
                                                                                                                   -----------------
INVESTMENT INCOME:
    Interest Income                                                                                               $        --
    Dividend Income                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                                                                                    --
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Administrator Fees                                                                                                 37,973
    Investment Advisory Fees                                                                                            3,695
    Registration Fees                                                                                                  11,451
    Amortization of Deferred Organizational Costs                                                                       4,642
    Custodian Fees                                                                                                      2,096
    Transfer Agent Fees                                                                                                10,904
    Professional Fees                                                                                                   9,916
    Director Fees                                                                                                      10,562
    Printing Fees                                                                                                       4,220
    Miscellaneous Fees                                                                                                    293
------------------------------------------------------------------------------------------------------------------------------------
    Total Expenses before Fee Waivers and Contribution from Advisor                                                    95,752
------------------------------------------------------------------------------------------------------------------------------------
    Investment Advisory Fee Waiver and Contribution from Advisor                                                      (91,885)
------------------------------------------------------------------------------------------------------------------------------------
    Total Expenses, Net                                                                                                 3,867
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Loss                                                                                                    (3,867)
------------------------------------------------------------------------------------------------------------------------------------
Net Realized Loss on Investments                                                                                      (15,764)
Change in Net Unrealized Depreciation of Investments                                                                  (42,591)
------------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Investments                                                                       (58,355)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets
     Resulting from Operations                                                                                       $(62,222)
====================================================================================================================================
* COMMENCEMENT OF OPERATIONS


       The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                          THE NEVIS FUND, INC.
                                                                     (unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     6/29/98*
                                                                                                                        to
                                                                                                                     11/30/98
                                                                                                                   -----------------
INVESTMENT ACTIVITIES:
    Net Investment Loss                                                                                         $      (3,867)
    Net Realized Loss on Investments                                                                                  (15,764)
    Change in Net Unrealized Depreciation of Investments                                                              (42,591)
------------------------------------------------------------------------------------------------------------------------------------
    Net Decrease in Net Assets Resulting From Operations                                                              (62,222)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net Investment Income:                                                                                                  --
    Realized Capital Gains:                                                                                                 --
------------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
    Proceeds from Shares Issued                                                                                     1,086,157
    Reinvestment of Cash Distributions                                                                                      --
    Cost of Shares Repurchased                                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
        Increase in Net Assets from Capital Share Transactions                                                      1,086,157
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                                        1,023,935
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    Beginning of Period                                                                                               100,000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    End of Period                                                                                                  $1,123,935
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS
    Shares Issued                                                                                                     131,390
    Shares Issued in Lieu of Cash Distributions                                                                             --
    Shares Redeemed                                                                                                         --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN CAPITAL SHARES TRANSACTIONS                                                                           131,390
====================================================================================================================================
* COMMENCEMENT OF OPERATIONS


       The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                        THE NEVIS FUND, INC.
For the Period Ended November 30, 1998                               (unaudited)



                                  Realized
           Net                      and                                         Net                                        Ratio
          Asset                  Unrealized  Distributions   Distributions     Asset                 Net        Ratio    of Net
          Value       Net        Gains or       from Net       From           Value                Assets    of Expenses  Income
        Beginning   Investment   Losses on     Investment     Capital           End       Total     End       to Average  to Average
        of Period     Income     Securities      Income        Gains        of Period    Return   of Period   Net Assets  Net Assets
====================================================================================================================================
1998*    $10.00        (0.03)       (1.42)         0.00        0.00           $8.55    (14.50)%   $1,123,935     1.50%     (1.50)%
------------------------------------------------------------------------------------------------------------------------------------



           Ratio            Ratio
        of Expenses      of Net Income
        to Average        to Average
        Net Assets        Net Assets
       (Excluding        (Excluding       Portfolio
        Waivers and      Waivers and       Turnover
        Contributions)   Contributions)     Rate
==================================================
1998*    38.81%            (38.81)%          11%
--------------------------------------------------

* FOR THE PERIOD JUNE 29, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH NOVEMBER 30, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  TOTAL RETURN FOR THE PERIOD HAS NOT BEEN ANNUALIZED.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                               THE NEVIS FUND, INC.
November 30, 1998                                                    (unaudited)


1. ORGANIZATION:

THE NEVIS FUNDS, INC. (the "Fund") was incorporated in Maryland on February 20, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

   FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income taxes is required.

   SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

   DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

   Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES:

Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing on the date of inception of the Fund. In the event the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

4. INVESTMENT MANAGEMENT ARRANGEMENTS:

The Fund and Nevis Capital Management, Inc. (the "Adviser") are parties to an Investment Management Agreement under which the Adviser receives an annual fee equal to 1.50% of the average daily net assets. Pursuant to its Investment Management Agreement with the Fund, the Adviser has agreed to bear all ordinary expenses incurred in the conduct of the Fund's operations. The Fund bears all extraordinary expenses incurred in the course of its business. The Adviser has, on a voluntary basis, agreed to waive and/or reimburse its fee in order to limit the Fund's total operating expenses to a maximum of 1.50% of the average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

5. ADMINISTRATION, TRANSFER AGENCY AND SERVICES, CUSTODIAN AND
   DISTRIBUTION AGREEMENTS:

The Fund and SEI Investments Mutual Funds Services (the "Administrator") are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee, computed daily and paid monthly, at the annual rate of 0.12% of the first $100 million of the average daily net assets of the Fund, 0.10% of the next $100 million of such assets, and 0.08% of such assets in excess of $200 million subject to a minimum annual fee of $90,000.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                   THE NEVIS FUND, INC.
November 30, 1998                                                    (unaudited)


Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency and services agreement with the Fund.

The Fund and SEI Investments Distribution Co.(the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

First Union National Bank serves as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.


6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended November 30, 1998 are as follows:


Purchases
  U.S. Gov't ..................................    $      --
  Other .......................................     995,685
Sales
  U.S. Gov't ..................................    $     --
  Other .......................................      61,908





At November 30, 1998, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at November 30, 1998, is as follows:



Aggregate gross unrealized
  appreciation ................................     $  67,059
Aggregate gross unrealized
  depreciation ................................      (109,650)
                                                    ---------
Net unrealized appreciation ...................     $ (42,591)
                                                    =========

NEV-F-002-01